Shelton Green Alpha Fund
SHELTON GREEN ALPHA FUND SUMMARY SECTION Ticker Symbol: NEXTX
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the green economy.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees	Shelton Green Alpha Fund Shelton Green Alpha Fund Shares
Sales and redemption charges	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shelton Green Alpha Fund Shelton Green Alpha Fund Shares
Management fees		1.00%
Distribution and Service (12b-1) Fee		none
Other expenses	[1]	0.38%
Total Annual Fund Operating Expense s		1.38%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year ending August 31, 2013.

A $10 account fee will be charged to accounts with a balance of less than $10,000. Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Shelton Green Alpha Fund Shelton Green Alpha Fund Shares	140	437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies that Green Alpha Advisors (the “Sub-Advisor”) believes are leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. Under normal market conditions, at least 80% of the Fund’s total assets (which includes the amount of any borrowings for investment purposes) will be invested in U.S. common stocks and American Depository Receipts (“ADRs). The Fund may invest in companies of all sizes and seeks diversification by economic sector.

The companies are part of a proprietary universe of green economy companies. A “green economy” company is one that works to improve human well-being and social equity while significantly reducing environmental risks and ecological scarcities. The sub-advisor maintains a proprietary list of roughly 300 companies from several industries and economic sectors that, in its sole and absolute discretion, meet this requirement. This list is created after a review of a company’s business plan, activities and operating policies. Stocks to be purchased by the fund are selected from this green economy universe by the Sub-advisor using quantitative and qualitative analysis. Quantitative analysis refers to a mathematical review of the companies’ operating performance and qualitative analysis refers to the sub-advisor’s exercise of judgment when evaluating the future prospectus of a company.

In addition to applying macro-economics, the Fund managers will employ fundamental analysis designed to evaluate each company’s financial condition and relative industry position. Fundamental criteria used to evaluate financial condition include, but are not limited to, earnings and revenue history, growth rates, strength of balance sheet, and valuation metrics including price to book, price to sales, price to earnings and price/earnings to growth ratio. Criteria used to evaluate relative industry position include, but are not limited to, geographic sources of revenues and individual business lines and comparative data and financial ratios of competitors.

The Fund’s managers seek to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives. The Fund’s managers generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives or desired valuation metrics , other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the managers deem consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks , the Fund may maintain a reasonable (up to 20%) position in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the managers are holding cash or cash equivalents and want to keep the Fund fully exposed to the equity markets. Utilizing futures allows the managers to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Principal Risks

The Fund’s principal risks include:

Stock Market Risk: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund may lose money.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value .

Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Management Risk: The Fund’s performance will reflect in part the Sub- Advisor ’s ability to implement its investment strategy and make investment decisions which are suited to achieving the Fund’s investment objective. A strategy used by the investment management team may fail to produce the intended results. The Fund may underperform its benchmark or other mutual funds with similar investment objectives.

Equity Investing Risk: The Fund may invest in small, medium and large-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments in, for example, fossil fuel green energy securities outperform Fund portfolio stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Environmental Investing Risk: The Fund’s environmental criteria limit s the available investments compared to similar funds that do not have the same criteria limits . Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Small- or Medium-Sized Company Risk: Investing in securities of small- and medium sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

ADR Risk: ADR’s maintain an element of foreign investment risk even though they are traded in U.S. denominations on U.S. Stock markets. Foreign companies operate differently than U.S. Companies; as a result, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as stocks of similar U.S. companies. Additionally, foreign stock exchanges, brokers and companies generally have less government supervision and regulation than their counterparts in the United States. As a result, these factors could negatively impact the return of the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund. These and other risks are discussed in more detail in the Statement of Additional Information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar 8, 2013
Registrant Name	dei_EntityRegistrantName	SHELTON FUNDS
CIK	dei_EntityCentralIndexKey	0000778206
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 8, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 8, 2013
Prospectus Date	rr_ProspectusDate	Mar 8, 2013
Shelton Green Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SHELTON GREEN ALPHA FUND SUMMARY SECTION Ticker Symbol: NEXTX
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the green economy.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year ending August 31, 2013.
Example, heading	rr_ExpenseExampleHeading	A $10 account fee will be charged to accounts with a balance of less than $10,000. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies that Green Alpha Advisors (the “Sub-Advisor”) believes are leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. Under normal market conditions, at least 80% of the Fund’s total assets (which includes the amount of any borrowings for investment purposes) will be invested in U.S. common stocks and American Depository Receipts (“ADRs). The Fund may invest in companies of all sizes and seeks diversification by economic sector.

The companies are part of a proprietary universe of green economy companies. A “green economy” company is one that works to improve human well-being and social equity while significantly reducing environmental risks and ecological scarcities. The sub-advisor maintains a proprietary list of roughly 300 companies from several industries and economic sectors that, in its sole and absolute discretion, meet this requirement. This list is created after a review of a company’s business plan, activities and operating policies. Stocks to be purchased by the fund are selected from this green economy universe by the Sub-advisor using quantitative and qualitative analysis. Quantitative analysis refers to a mathematical review of the companies’ operating performance and qualitative analysis refers to the sub-advisor’s exercise of judgment when evaluating the future prospectus of a company.

In addition to applying macro-economics, the Fund managers will employ fundamental analysis designed to evaluate each company’s financial condition and relative industry position. Fundamental criteria used to evaluate financial condition include, but are not limited to, earnings and revenue history, growth rates, strength of balance sheet, and valuation metrics including price to book, price to sales, price to earnings and price/earnings to growth ratio. Criteria used to evaluate relative industry position include, but are not limited to, geographic sources of revenues and individual business lines and comparative data and financial ratios of competitors.

The Fund’s managers seek to purchase equity securities for the Fund’s portfolio consistent with the Fund’s investment objectives. The Fund’s managers generally will consider selling equity securities from the Fund’s portfolio when the manager believes that such securities are no longer consistent with the Fund’s investment objectives or desired valuation metrics , other securities appear to offer more compelling opportunities, to meet redemption requests and in other circumstances that the managers deem consistent with the Fund’s investment objectives.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks , the Fund may maintain a reasonable (up to 20%) position in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts when the managers are holding cash or cash equivalents and want to keep the Fund fully exposed to the equity markets. Utilizing futures allows the managers to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks include:

Stock Market Risk: The stock market goes up and down every day. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, an investment in this Fund may lose money.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value .

Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.

Management Risk: The Fund’s performance will reflect in part the Sub- Advisor ’s ability to implement its investment strategy and make investment decisions which are suited to achieving the Fund’s investment objective. A strategy used by the investment management team may fail to produce the intended results. The Fund may underperform its benchmark or other mutual funds with similar investment objectives.

Equity Investing Risk: The Fund may invest in small, medium and large-sized companies from many sectors. In doing so, the Fund is not as sensitive to the movements of a single company’s stock or a single economic sector. However, during periods where alternative investments in, for example, fossil fuel green energy securities outperform Fund portfolio stocks, we expect the performance of the Fund to underperform other mutual funds that invest in these alternative categories.

Environmental Investing Risk: The Fund’s environmental criteria limit s the available investments compared to similar funds that do not have the same criteria limits . Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Small- or Medium-Sized Company Risk: Investing in securities of small- and medium sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

ADR Risk: ADR’s maintain an element of foreign investment risk even though they are traded in U.S. denominations on U.S. Stock markets. Foreign companies operate differently than U.S. Companies; as a result, the Fund may encounter risks not typically associated with those of U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing and financial reporting standards and procedures as required from U.S. companies; and their stocks may not be as liquid as stocks of similar U.S. companies. Additionally, foreign stock exchanges, brokers and companies generally have less government supervision and regulation than their counterparts in the United States. As a result, these factors could negatively impact the return of the Fund.

All mutual funds take investment risk. Therefore, it is possible to lose money by investing in the Fund. These and other risks are discussed in more detail in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Shelton Green Alpha Fund | Shelton Green Alpha Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEXTX
Sales and redemption charges	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expense s	rr_ExpensesOverAssets	1.38%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	140
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	437

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year ending August 31, 2013.